Segmented information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Results of Operations and Assets for Segments

	Three months ended June 30, 2025
(millions of U.S. dollars)	Regulated Services Group	Hydro Group	Corporate Group	Total
Revenue (1)	$504.3	$10.2	$—	$514.5
Other revenue	12.6	0.4	0.3	13.3
Fuel, power, water purchased and other cost of sales	124.6	—	—	124.6
Net revenue	392.3	10.6	0.3	403.2
Operating expenses	211.2	3.0	3.2	217.4
Depreciation and amortization	105.0	1.8	0.2	107.0
Loss on foreign exchange	—	—	14.0	14.0
Operating income (loss)	76.1	5.8	(17.1)	64.8
Interest expense	(34.1)	(0.3)	(33.4)	(67.8)
Income (loss) from long-term investments	(0.1)	0.1	6.7	6.7
Other interest income	5.7	—	—	5.7
Pension and post-employment non-service costs	(2.8)	—	—	(2.8)
Other net gains (losses)	(2.9)	—	2.4	(0.5)
Gain on derivative financial instruments	0.3	—	—	0.3
Earnings (loss) before income taxes	42.2	5.6	(41.4)	6.4
Income tax recovery (expense)	(14.1)	4.5	2.6	(7.0)
Net effect of non-controlling interests	19.0	(1.0)	—	18.0
Net earnings (loss) from continuing operations attributable to shareholders	$47.1	$9.1	$(38.8)	$17.4
Capital expenditures	$136.2	$0.7	$—	$136.9
(1) Regulated Services Group revenue includes $16.2 million related to alternative revenue programs for the three months ended June 30, 2025 that do not represent revenue recognized from contracts with customers.
14. Segmented information (continued)

	Three months ended June 30, 2024
(millions of U.S. dollars)	Regulated Services Group	Hydro Group	Corporate Group	Total
Revenue (1)	$491.2	$9.6	$—	$500.8
Other revenue	14.0	0.3	0.2	14.5
Fuel, power, water purchased and other cost of sales	114.9	0.3	—	115.2
Net revenue	390.3	9.6	0.2	400.1
Operating expenses	209.6	2.2	2.3	214.1
Depreciation and amortization	100.1	1.7	0.8	102.6
Gain on foreign exchange	—	—	(2.1)	(2.1)
Operating income (loss)	80.6	5.7	(0.8)	85.5
Interest expense	(49.2)	(0.2)	(43.8)	(93.2)
Income from long-term investments	1.5	—	192.2	193.7
Other interest income	6.0	—	—	6.0
Pension and post-employment non-service costs	(4.0)	—	—	(4.0)
Other net losses	(1.7)	—	(4.3)	(6.0)
Gain (loss) on derivative financial instruments	(0.7)	—	0.8	0.1
Earnings before income taxes	32.5	5.5	144.1	182.1
Income tax expense	(8.6)	(1.4)	(15.3)	(25.3)
Net effect of non-controlling interests	24.1	(0.8)	—	23.3
Net earnings from continuing operations attributable to shareholders	$48.0	$3.3	$128.8	$180.1
Capital expenditures	$163.9	$1.1	$—	$165.0
(1) Regulated Services Group revenue includes $15.3 million related to alternative revenue programs for the three months ended
June 30, 2024 that do not represent revenue recognized from contracts with customers.
14. Segmented information (continued)

	Six months ended June 30, 2025
(millions of U.S. dollars)	Regulated Services Group	Hydro Group	Corporate Group	Total
Revenue (1)	$1,171.8	$19.7	$—	$1,191.5
Other revenue	27.4	0.5	0.8	28.7
Fuel, power, water purchased and other cost of sales	329.6	—	—	329.6
Net revenue	869.6	20.2	0.8	890.6
Operating expenses	417.3	5.5	3.9	426.7
Depreciation and amortization	198.3	3.6	0.4	202.3
Loss on foreign exchange	—	—	17.9	17.9
Operating income (loss)	254.0	11.1	(21.4)	243.7
Interest expense	(69.2)	(0.5)	(69.5)	(139.2)
Income from long-term investments	2.7	0.2	6.6	9.5
Other interest income	11.3	—	—	11.3
Pension and post-employment non-service costs	(0.5)	—	—	(0.5)
Other losses	(10.3)	—	(3.9)	(14.2)
Gain (loss) on derivative financial instruments	0.6	—	(7.5)	(6.9)
Earnings (loss) before income taxes	188.6	10.8	(95.7)	103.7
Income tax recovery (expense)	(53.2)	16.9	9.5	(26.8)
Net effect of non-controlling interests	37.9	(2.0)	—	35.9
Net earnings (loss) from continuing operations attributable to shareholders	$173.3	$25.7	$(86.2)	$112.8
Capital expenditures	$236.4	$1.2	$—	$237.6
	June 30, 2025
Property, plant and equipment	$9,348.4	$141.9	$99.5	$9,589.8
Investments carried at fair value	1.9	—	—	1.9
Equity-method investees	42.5	—	3.9	46.4
Total assets	13,156.4	170.9	366.1	13,693.4
(1) Regulated Services Group revenue includes $18.7 million related to alternative revenue programs for the six months ended
June 30, 2025 that do not represent revenue recognized from contracts with customers.
14. Segmented information (continued)

	Six months ended June 30, 2024
(millions of U.S. dollars)	Regulated Services Group	Hydro Group	Corporate Group	Total (2)
Revenue (1)	$1,116.1	$18.3	$—	$1,134.4
Other revenue	25.7	0.8	0.6	27.1
Fuel, power, water purchased and other cost of sales	317.4	0.3	—	317.7
Net revenue	824.4	18.8	0.6	843.8
Operating expenses	412.5	5.1	3.0	420.6
Depreciation and amortization	191.9	3.3	1.5	196.7
Gain on foreign exchange	—	—	(2.6)	(2.6)
Operating income (loss)	220.0	10.4	(1.3)	229.1
Interest expense	(98.3)	(0.5)	(84.0)	(182.8)
Income from long-term investments	2.7	—	67.0	69.7
Other interest income	12.7	—	—	12.7
Pension and post-employment non-service costs	(7.4)	—	—	(7.4)
Other losses	(1.4)	—	(9.0)	(10.4)
Gain (loss) on derivative financial instruments	(1.3)	—	1.5	0.2
Earnings (loss) before income taxes	127.0	9.9	(25.8)	111.1
Income tax recovery (expense)	(33.0)	(2.3)	8.4	(26.9)
Net effect of non-controlling interests	40.9	(1.8)	—	39.1
Net earnings (loss) from continuing operations attributable to shareholders	$134.9	$5.8	$(17.4)	$123.3
Capital expenditures	$323.4	$1.4	$—	$324.8
	December 31, 2024
Property, plant and equipment	$9,284.4	$136.8	$28.9	$9,450.1
Investments carried at fair value	2.1	—	—	2.1
Equity-method investees	38.1	—	—	38.1
Total assets(3)	12,927.9	152.3	185.9	$13,266.1
(1) Regulated Services Group revenue includes $18.3 million related to alternative revenue programs for the six months ended
June 30, 2024 that do not represent revenue recognized from contracts with customers.
(2) Reflect results of continuing operations.
(3) Excluding held for sale assets of $3,695.6 million.

Schedule of Information on Operations by Geographic Area	Information on operations by geographic area is as follows:

	Three months ended June 30		Six months ended June 30
(millions of U.S. dollars)	2025	2024	2025	2024
Revenue
United States	$416.1	$401.3	$988.9	$930.5
Canada	23.1	20.5	57.3	52.5
Other regions	88.6	93.5	174.0	178.5
	$527.8	$515.3	$1,220.2	$1,161.5